Finance costs/ income (Tables)	12 Months Ended
Dec. 31, 2021
Finance Costs Income
Schedule of finance costs/ Income

	2021	2020
	€’000	€’000
Finance costs
Interest and similar expenses	23	10
Foreign exchange variances	—	667
Finance costs	23	677

Finance income
Foreign exchange variances	2,392	—
Interest receivable and similar income	—	2
Fair value gain on short-term investments	47	—
Other finance income	274	—
Finance income	2,713	2